Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Real Estate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate High Income Fund
Class Name	Fidelity® Real Estate High Income Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.
Additional Information Phone Number	1-617-563-7644
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 717,943,650
Holdings Count | shares	366
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$717,943,650
Number of Holdings	366
Portfolio Turnover	26%

Holdings [Text Block]	AAA 6.3 AA 0.8 A 2.4 BBB 5.9 BB 15.4 B 5.1 CCC,CC,C 3.4 D 0.2 Not Rated 56.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.3 AA - 0.8 A - 2.4 BBB - 5.9 BB - 15.4 B - 5.1 CCC,CC,C - 3.4 D - 0.2 Not Rated - 56.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. CMOs and Other Mortgage Related Securities 87.2 Asset-Backed Securities 5.7 Corporate Bonds 2.9 Bank Loan Obligations 0.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) CMOs and Other Mortgage Related Securities - 87.2 Asset-Backed Securities - 5.7 Corporate Bonds - 2.9 Bank Loan Obligations - 0.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 99.7 Grand Cayman (UK Overseas Ter) 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Grand Cayman (UK Overseas Ter) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BX Commercial Mortgage 2020 Trust 2.6 BX 2019 Trust 2.0 Hilton USA Trust 1.7 BX Commercial Mortgage 2024-VLT5 Trust 1.5 BX 2024 Trust 1.3 VB-S1 Issuer LLC 1.3 MHP 1.3 Morgan Stanley Capital I Trust 1.1 SWCH Commercial Mortgage Trust 1.1 NXPT Commercial Mortgage Trust 1.0 14.9
Fidelity Value Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund
Trading Symbol	FSLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
Net Assets	$ 2,200,522,585
Holdings Count | shares	176
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Financials 16.3 Information Technology 13.7 Health Care 10.7 Consumer Discretionary 9.3 Energy 8.1 Real Estate 5.2 Utilities 4.9 Materials 3.5 Consumer Staples 2.9 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.3 Canada 4.0 United Kingdom 1.5 Germany 1.2 France 0.9 Switzerland 0.7 Israel 0.7 Portugal 0.5 Puerto Rico 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 4.0 United Kingdom - 1.5 Germany - 1.2 France - 0.9 Switzerland - 0.7 Israel - 0.7 Portugal - 0.5 Puerto Rico - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.7 Sandisk Corp/DE 2.1 ON Semiconductor Corp 1.9 Imperial Oil Ltd 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.1 Delta Air Lines Inc 1.0 Weatherford International PLC 1.0 Sanmina Corp 1.0 Apollo Global Management Inc 0.9 14.9
Fidelity Advisor Value Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class M
Trading Symbol	FASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.30%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.30%
Net Assets	$ 2,200,522,585
Holdings Count | shares	176
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Financials 16.3 Information Technology 13.7 Health Care 10.7 Consumer Discretionary 9.3 Energy 8.1 Real Estate 5.2 Utilities 4.9 Materials 3.5 Consumer Staples 2.9 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.3 Canada 4.0 United Kingdom 1.5 Germany 1.2 France 0.9 Switzerland 0.7 Israel 0.7 Portugal 0.5 Puerto Rico 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 4.0 United Kingdom - 1.5 Germany - 1.2 France - 0.9 Switzerland - 0.7 Israel - 0.7 Portugal - 0.5 Puerto Rico - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.7 Sandisk Corp/DE 2.1 ON Semiconductor Corp 1.9 Imperial Oil Ltd 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.1 Delta Air Lines Inc 1.0 Weatherford International PLC 1.0 Sanmina Corp 1.0 Apollo Global Management Inc 0.9 14.9
Fidelity Value Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund Class K
Trading Symbol	FVSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.68%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
Net Assets	$ 2,200,522,585
Holdings Count | shares	176
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Financials 16.3 Information Technology 13.7 Health Care 10.7 Consumer Discretionary 9.3 Energy 8.1 Real Estate 5.2 Utilities 4.9 Materials 3.5 Consumer Staples 2.9 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.3 Canada 4.0 United Kingdom 1.5 Germany 1.2 France 0.9 Switzerland 0.7 Israel 0.7 Portugal 0.5 Puerto Rico 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 4.0 United Kingdom - 1.5 Germany - 1.2 France - 0.9 Switzerland - 0.7 Israel - 0.7 Portugal - 0.5 Puerto Rico - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.7 Sandisk Corp/DE 2.1 ON Semiconductor Corp 1.9 Imperial Oil Ltd 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.1 Delta Air Lines Inc 1.0 Weatherford International PLC 1.0 Sanmina Corp 1.0 Apollo Global Management Inc 0.9 14.9
Fidelity Advisor Value Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class I
Trading Symbol	FASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Net Assets	$ 2,200,522,585
Holdings Count | shares	176
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Financials 16.3 Information Technology 13.7 Health Care 10.7 Consumer Discretionary 9.3 Energy 8.1 Real Estate 5.2 Utilities 4.9 Materials 3.5 Consumer Staples 2.9 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.3 Canada 4.0 United Kingdom 1.5 Germany 1.2 France 0.9 Switzerland 0.7 Israel 0.7 Portugal 0.5 Puerto Rico 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 4.0 United Kingdom - 1.5 Germany - 1.2 France - 0.9 Switzerland - 0.7 Israel - 0.7 Portugal - 0.5 Puerto Rico - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.7 Sandisk Corp/DE 2.1 ON Semiconductor Corp 1.9 Imperial Oil Ltd 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.1 Delta Air Lines Inc 1.0 Weatherford International PLC 1.0 Sanmina Corp 1.0 Apollo Global Management Inc 0.9 14.9
Fidelity Advisor Value Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class C
Trading Symbol	FVCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.80%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.80%
Net Assets	$ 2,200,522,585
Holdings Count | shares	176
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Financials 16.3 Information Technology 13.7 Health Care 10.7 Consumer Discretionary 9.3 Energy 8.1 Real Estate 5.2 Utilities 4.9 Materials 3.5 Consumer Staples 2.9 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.3 Canada 4.0 United Kingdom 1.5 Germany 1.2 France 0.9 Switzerland 0.7 Israel 0.7 Portugal 0.5 Puerto Rico 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 4.0 United Kingdom - 1.5 Germany - 1.2 France - 0.9 Switzerland - 0.7 Israel - 0.7 Portugal - 0.5 Puerto Rico - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.7 Sandisk Corp/DE 2.1 ON Semiconductor Corp 1.9 Imperial Oil Ltd 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.1 Delta Air Lines Inc 1.0 Weatherford International PLC 1.0 Sanmina Corp 1.0 Apollo Global Management Inc 0.9 14.9
Fidelity Advisor Value Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class A
Trading Symbol	FSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.05%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%
Net Assets	$ 2,200,522,585
Holdings Count | shares	176
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,200,522,585
Number of Holdings	176
Portfolio Turnover	121%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Financials 16.3 Information Technology 13.7 Health Care 10.7 Consumer Discretionary 9.3 Energy 8.1 Real Estate 5.2 Utilities 4.9 Materials 3.5 Consumer Staples 2.9 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.3 Canada 4.0 United Kingdom 1.5 Germany 1.2 France 0.9 Switzerland 0.7 Israel 0.7 Portugal 0.5 Puerto Rico 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 4.0 United Kingdom - 1.5 Germany - 1.2 France - 0.9 Switzerland - 0.7 Israel - 0.7 Portugal - 0.5 Puerto Rico - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.7 Sandisk Corp/DE 2.1 ON Semiconductor Corp 1.9 Imperial Oil Ltd 1.1 Iron Mountain Inc 1.1 PG&E Corp 1.1 Delta Air Lines Inc 1.0 Weatherford International PLC 1.0 Sanmina Corp 1.0 Apollo Global Management Inc 0.9 14.9
Fidelity Stock Selector Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity® Stock Selector Mid Cap Fund
Trading Symbol	FSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 2,541,329,970
Holdings Count | shares	206
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Information Technology 15.9 Financials 14.3 Consumer Discretionary 10.2 Health Care 8.5 Real Estate 6.6 Materials 4.9 Energy 4.7 Consumer Staples 3.4 Utilities 3.1 Communication Services 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 95.4 Chile 0.8 France 0.6 Puerto Rico 0.5 Japan 0.5 United Kingdom 0.5 Germany 0.4 Finland 0.4 Canada 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Chile - 0.8 France - 0.6 Puerto Rico - 0.5 Japan - 0.5 United Kingdom - 0.5 Germany - 0.4 Finland - 0.4 Canada - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MACOM Technology Solutions Holdings Inc 2.1 XPO Inc 2.0 Twilio Inc Class A 1.8 Carpenter Technology Corp 1.8 Wesco International Inc 1.7 Kirby Corp 1.4 TD SYNNEX Corp 1.4 Western Digital Corp 1.3 ITT Inc 1.3 Flowserve Corp 1.2 16.0
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class Z
Trading Symbol	FSLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 2,541,329,970
Holdings Count | shares	206
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Information Technology 15.9 Financials 14.3 Consumer Discretionary 10.2 Health Care 8.5 Real Estate 6.6 Materials 4.9 Energy 4.7 Consumer Staples 3.4 Utilities 3.1 Communication Services 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 95.4 Chile 0.8 France 0.6 Puerto Rico 0.5 Japan 0.5 United Kingdom 0.5 Germany 0.4 Finland 0.4 Canada 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Chile - 0.8 France - 0.6 Puerto Rico - 0.5 Japan - 0.5 United Kingdom - 0.5 Germany - 0.4 Finland - 0.4 Canada - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MACOM Technology Solutions Holdings Inc 2.1 XPO Inc 2.0 Twilio Inc Class A 1.8 Carpenter Technology Corp 1.8 Wesco International Inc 1.7 Kirby Corp 1.4 TD SYNNEX Corp 1.4 Western Digital Corp 1.3 ITT Inc 1.3 Flowserve Corp 1.2 16.0
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class M
Trading Symbol	FMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.26%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.26%
Net Assets	$ 2,541,329,970
Holdings Count | shares	206
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Information Technology 15.9 Financials 14.3 Consumer Discretionary 10.2 Health Care 8.5 Real Estate 6.6 Materials 4.9 Energy 4.7 Consumer Staples 3.4 Utilities 3.1 Communication Services 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 95.4 Chile 0.8 France 0.6 Puerto Rico 0.5 Japan 0.5 United Kingdom 0.5 Germany 0.4 Finland 0.4 Canada 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Chile - 0.8 France - 0.6 Puerto Rico - 0.5 Japan - 0.5 United Kingdom - 0.5 Germany - 0.4 Finland - 0.4 Canada - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MACOM Technology Solutions Holdings Inc 2.1 XPO Inc 2.0 Twilio Inc Class A 1.8 Carpenter Technology Corp 1.8 Wesco International Inc 1.7 Kirby Corp 1.4 TD SYNNEX Corp 1.4 Western Digital Corp 1.3 ITT Inc 1.3 Flowserve Corp 1.2 16.0
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class I
Trading Symbol	FMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Net Assets	$ 2,541,329,970
Holdings Count | shares	206
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Information Technology 15.9 Financials 14.3 Consumer Discretionary 10.2 Health Care 8.5 Real Estate 6.6 Materials 4.9 Energy 4.7 Consumer Staples 3.4 Utilities 3.1 Communication Services 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 95.4 Chile 0.8 France 0.6 Puerto Rico 0.5 Japan 0.5 United Kingdom 0.5 Germany 0.4 Finland 0.4 Canada 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Chile - 0.8 France - 0.6 Puerto Rico - 0.5 Japan - 0.5 United Kingdom - 0.5 Germany - 0.4 Finland - 0.4 Canada - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MACOM Technology Solutions Holdings Inc 2.1 XPO Inc 2.0 Twilio Inc Class A 1.8 Carpenter Technology Corp 1.8 Wesco International Inc 1.7 Kirby Corp 1.4 TD SYNNEX Corp 1.4 Western Digital Corp 1.3 ITT Inc 1.3 Flowserve Corp 1.2 16.0
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class C
Trading Symbol	FMCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.76%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.76%
Net Assets	$ 2,541,329,970
Holdings Count | shares	206
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Information Technology 15.9 Financials 14.3 Consumer Discretionary 10.2 Health Care 8.5 Real Estate 6.6 Materials 4.9 Energy 4.7 Consumer Staples 3.4 Utilities 3.1 Communication Services 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 95.4 Chile 0.8 France 0.6 Puerto Rico 0.5 Japan 0.5 United Kingdom 0.5 Germany 0.4 Finland 0.4 Canada 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Chile - 0.8 France - 0.6 Puerto Rico - 0.5 Japan - 0.5 United Kingdom - 0.5 Germany - 0.4 Finland - 0.4 Canada - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MACOM Technology Solutions Holdings Inc 2.1 XPO Inc 2.0 Twilio Inc Class A 1.8 Carpenter Technology Corp 1.8 Wesco International Inc 1.7 Kirby Corp 1.4 TD SYNNEX Corp 1.4 Western Digital Corp 1.3 ITT Inc 1.3 Flowserve Corp 1.2 16.0
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class A
Trading Symbol	FMCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.01%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.01%
Net Assets	$ 2,541,329,970
Holdings Count | shares	206
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,541,329,970
Number of Holdings	206
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Information Technology 15.9 Financials 14.3 Consumer Discretionary 10.2 Health Care 8.5 Real Estate 6.6 Materials 4.9 Energy 4.7 Consumer Staples 3.4 Utilities 3.1 Communication Services 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 95.4 Chile 0.8 France 0.6 Puerto Rico 0.5 Japan 0.5 United Kingdom 0.5 Germany 0.4 Finland 0.4 Canada 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Chile - 0.8 France - 0.6 Puerto Rico - 0.5 Japan - 0.5 United Kingdom - 0.5 Germany - 0.4 Finland - 0.4 Canada - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MACOM Technology Solutions Holdings Inc 2.1 XPO Inc 2.0 Twilio Inc Class A 1.8 Carpenter Technology Corp 1.8 Wesco International Inc 1.7 Kirby Corp 1.4 TD SYNNEX Corp 1.4 Western Digital Corp 1.3 ITT Inc 1.3 Flowserve Corp 1.2 16.0
Fidelity Advisor Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class Z
Trading Symbol	FZAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 2,365,775,425
Holdings Count | shares	152
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Information Technology 17.0 Financials 14.7 Health Care 13.0 Consumer Discretionary 10.1 Materials 6.8 Real Estate 4.7 Energy 4.1 Consumer Staples 2.1 Utilities 1.8 Communication Services 0.4 Common Stocks 97.7 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 89.7 Canada 3.9 Thailand 1.5 United Kingdom 1.3 Taiwan 1.2 Japan 0.8 Israel 0.7 Grand Cayman (UK Overseas Ter) 0.5 Germany 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.7 Canada - 3.9 Thailand - 1.5 United Kingdom - 1.3 Taiwan - 1.2 Japan - 0.8 Israel - 0.7 Grand Cayman (UK Overseas Ter) - 0.5 Germany - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 2.5 Sterling Infrastructure Inc 2.2 TD SYNNEX Corp 2.0 IES Holdings Inc 2.0 Nextpower Inc Class A 1.8 FirstCash Holdings Inc 1.8 Veeco Instruments Inc 1.7 Fabrinet 1.5 Element Solutions Inc 1.5 Eagle Materials Inc 1.4 18.4
Fidelity Advisor Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class M
Trading Symbol	FSCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.37%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.37%
Net Assets	$ 2,365,775,425
Holdings Count | shares	152
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Information Technology 17.0 Financials 14.7 Health Care 13.0 Consumer Discretionary 10.1 Materials 6.8 Real Estate 4.7 Energy 4.1 Consumer Staples 2.1 Utilities 1.8 Communication Services 0.4 Common Stocks 97.7 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 89.7 Canada 3.9 Thailand 1.5 United Kingdom 1.3 Taiwan 1.2 Japan 0.8 Israel 0.7 Grand Cayman (UK Overseas Ter) 0.5 Germany 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.7 Canada - 3.9 Thailand - 1.5 United Kingdom - 1.3 Taiwan - 1.2 Japan - 0.8 Israel - 0.7 Grand Cayman (UK Overseas Ter) - 0.5 Germany - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 2.5 Sterling Infrastructure Inc 2.2 TD SYNNEX Corp 2.0 IES Holdings Inc 2.0 Nextpower Inc Class A 1.8 FirstCash Holdings Inc 1.8 Veeco Instruments Inc 1.7 Fabrinet 1.5 Element Solutions Inc 1.5 Eagle Materials Inc 1.4 18.4
Fidelity Advisor Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class I
Trading Symbol	FSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
Net Assets	$ 2,365,775,425
Holdings Count | shares	152
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Information Technology 17.0 Financials 14.7 Health Care 13.0 Consumer Discretionary 10.1 Materials 6.8 Real Estate 4.7 Energy 4.1 Consumer Staples 2.1 Utilities 1.8 Communication Services 0.4 Common Stocks 97.7 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 89.7 Canada 3.9 Thailand 1.5 United Kingdom 1.3 Taiwan 1.2 Japan 0.8 Israel 0.7 Grand Cayman (UK Overseas Ter) 0.5 Germany 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.7 Canada - 3.9 Thailand - 1.5 United Kingdom - 1.3 Taiwan - 1.2 Japan - 0.8 Israel - 0.7 Grand Cayman (UK Overseas Ter) - 0.5 Germany - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 2.5 Sterling Infrastructure Inc 2.2 TD SYNNEX Corp 2.0 IES Holdings Inc 2.0 Nextpower Inc Class A 1.8 FirstCash Holdings Inc 1.8 Veeco Instruments Inc 1.7 Fabrinet 1.5 Element Solutions Inc 1.5 Eagle Materials Inc 1.4 18.4
Fidelity Advisor Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class C
Trading Symbol	FSCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.87%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.87%
Net Assets	$ 2,365,775,425
Holdings Count | shares	152
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Information Technology 17.0 Financials 14.7 Health Care 13.0 Consumer Discretionary 10.1 Materials 6.8 Real Estate 4.7 Energy 4.1 Consumer Staples 2.1 Utilities 1.8 Communication Services 0.4 Common Stocks 97.7 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 89.7 Canada 3.9 Thailand 1.5 United Kingdom 1.3 Taiwan 1.2 Japan 0.8 Israel 0.7 Grand Cayman (UK Overseas Ter) 0.5 Germany 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.7 Canada - 3.9 Thailand - 1.5 United Kingdom - 1.3 Taiwan - 1.2 Japan - 0.8 Israel - 0.7 Grand Cayman (UK Overseas Ter) - 0.5 Germany - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 2.5 Sterling Infrastructure Inc 2.2 TD SYNNEX Corp 2.0 IES Holdings Inc 2.0 Nextpower Inc Class A 1.8 FirstCash Holdings Inc 1.8 Veeco Instruments Inc 1.7 Fabrinet 1.5 Element Solutions Inc 1.5 Eagle Materials Inc 1.4 18.4
Fidelity Advisor Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class A
Trading Symbol	FSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.12%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.12%
Net Assets	$ 2,365,775,425
Holdings Count | shares	152
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$2,365,775,425
Number of Holdings	152
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Information Technology 17.0 Financials 14.7 Health Care 13.0 Consumer Discretionary 10.1 Materials 6.8 Real Estate 4.7 Energy 4.1 Consumer Staples 2.1 Utilities 1.8 Communication Services 0.4 Common Stocks 97.7 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 89.7 Canada 3.9 Thailand 1.5 United Kingdom 1.3 Taiwan 1.2 Japan 0.8 Israel 0.7 Grand Cayman (UK Overseas Ter) 0.5 Germany 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.7 Canada - 3.9 Thailand - 1.5 United Kingdom - 1.3 Taiwan - 1.2 Japan - 0.8 Israel - 0.7 Grand Cayman (UK Overseas Ter) - 0.5 Germany - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 2.5 Sterling Infrastructure Inc 2.2 TD SYNNEX Corp 2.0 IES Holdings Inc 2.0 Nextpower Inc Class A 1.8 FirstCash Holdings Inc 1.8 Veeco Instruments Inc 1.7 Fabrinet 1.5 Element Solutions Inc 1.5 Eagle Materials Inc 1.4 18.4
Fidelity Advisor Series Growth Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Growth Opportunities Fund
Class Name	Fidelity Advisor® Series Growth Opportunities Fund
Trading Symbol	FAOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,108,017,419
Holdings Count | shares	197
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$1,108,017,419
Number of Holdings	197
Portfolio Turnover	102%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.9 Communication Services 18.1 Consumer Discretionary 10.6 Industrials 7.9 Health Care 5.8 Financials 3.4 Utilities 1.3 Consumer Staples 0.5 Materials 0.2 Energy 0.0 Common Stocks 97.4 Preferred Stocks 2.2 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 2.2 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Taiwan 3.0 Singapore 1.6 Canada 1.3 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.3 Denmark 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Taiwan - 3.0 Singapore - 1.6 Canada - 1.3 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.3 Denmark - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.6 Microsoft Corp 7.3 Amazon.com Inc 5.9 Alphabet Inc Class A 4.7 Meta Platforms Inc Class A 4.6 Alphabet Inc Class C 4.3 Space Exploration Technologies Corp 4.2 Apple Inc 3.4 AppLovin Corp Class A 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 54.2
Fidelity Advisor Series Equity Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Equity Growth Fund
Class Name	Fidelity Advisor® Series Equity Growth Fund
Trading Symbol	FMFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,561,317,675
Holdings Count | shares	157
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$1,561,317,675
Number of Holdings	157
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.3 Communication Services 11.4 Industrials 10.4 Consumer Discretionary 10.3 Health Care 7.2 Financials 4.9 Materials 4.8 Consumer Staples 1.0 Energy 0.7 Utilities 0.3 Real Estate 0.3 Common Stocks 98.1 Preferred Stocks 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 88.8 Taiwan 3.7 Korea (South) 1.3 Canada 1.2 Belgium 0.9 Chile 0.7 Netherlands 0.6 Brazil 0.5 China 0.5 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Taiwan - 3.7 Korea (South) - 1.3 Canada - 1.2 Belgium - 0.9 Chile - 0.7 Netherlands - 0.6 Brazil - 0.5 China - 0.5 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.5 Microsoft Corp 7.1 Alphabet Inc Class A 7.1 Apple Inc 6.3 Amazon.com Inc 5.0 Broadcom Inc 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Meta Platforms Inc Class A 2.9 Eli Lilly & Co 2.8 Mastercard Inc Class A 2.6 55.0
Fidelity Advisor Growth Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class Z
Trading Symbol	FZAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 35,451,191,119
Holdings Count | shares	212
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.1 Communication Services 18.0 Consumer Discretionary 11.2 Industrials 6.0 Health Care 5.6 Financials 3.6 Utilities 1.3 Consumer Staples 0.5 Materials 0.2 Energy 0.1 Common Stocks 96.1 Preferred Stocks 3.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 3.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.0 Taiwan 3.2 Singapore 1.7 Canada 1.2 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.3 Estonia 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.2 Singapore - 1.7 Canada - 1.2 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.3 Estonia - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 7.3 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.9 Alphabet Inc Class C 4.5 Alphabet Inc Class A 4.1 Apple Inc 3.6 AppLovin Corp Class A 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 Eli Lilly & Co 2.9 54.1
Fidelity Advisor Growth Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class M
Trading Symbol	FAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
Net Assets	$ 35,451,191,119
Holdings Count | shares	212
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.1 Communication Services 18.0 Consumer Discretionary 11.2 Industrials 6.0 Health Care 5.6 Financials 3.6 Utilities 1.3 Consumer Staples 0.5 Materials 0.2 Energy 0.1 Common Stocks 96.1 Preferred Stocks 3.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 3.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.0 Taiwan 3.2 Singapore 1.7 Canada 1.2 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.3 Estonia 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.2 Singapore - 1.7 Canada - 1.2 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.3 Estonia - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 7.3 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.9 Alphabet Inc Class C 4.5 Alphabet Inc Class A 4.1 Apple Inc 3.6 AppLovin Corp Class A 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 Eli Lilly & Co 2.9 54.1
Fidelity Advisor Growth Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class I
Trading Symbol	FAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 35,451,191,119
Holdings Count | shares	212
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.1 Communication Services 18.0 Consumer Discretionary 11.2 Industrials 6.0 Health Care 5.6 Financials 3.6 Utilities 1.3 Consumer Staples 0.5 Materials 0.2 Energy 0.1 Common Stocks 96.1 Preferred Stocks 3.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 3.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.0 Taiwan 3.2 Singapore 1.7 Canada 1.2 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.3 Estonia 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.2 Singapore - 1.7 Canada - 1.2 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.3 Estonia - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 7.3 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.9 Alphabet Inc Class C 4.5 Alphabet Inc Class A 4.1 Apple Inc 3.6 AppLovin Corp Class A 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 Eli Lilly & Co 2.9 54.1
Fidelity Advisor Growth Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class C
Trading Symbol	FACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 97	1.80%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.80%
Net Assets	$ 35,451,191,119
Holdings Count | shares	212
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.1 Communication Services 18.0 Consumer Discretionary 11.2 Industrials 6.0 Health Care 5.6 Financials 3.6 Utilities 1.3 Consumer Staples 0.5 Materials 0.2 Energy 0.1 Common Stocks 96.1 Preferred Stocks 3.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 3.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.0 Taiwan 3.2 Singapore 1.7 Canada 1.2 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.3 Estonia 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.2 Singapore - 1.7 Canada - 1.2 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.3 Estonia - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 7.3 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.9 Alphabet Inc Class C 4.5 Alphabet Inc Class A 4.1 Apple Inc 3.6 AppLovin Corp Class A 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 Eli Lilly & Co 2.9 54.1
Fidelity Advisor Growth Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class A
Trading Symbol	FAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.05%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%
Net Assets	$ 35,451,191,119
Holdings Count | shares	212
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,451,191,119
Number of Holdings	212
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.1 Communication Services 18.0 Consumer Discretionary 11.2 Industrials 6.0 Health Care 5.6 Financials 3.6 Utilities 1.3 Consumer Staples 0.5 Materials 0.2 Energy 0.1 Common Stocks 96.1 Preferred Stocks 3.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 3.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.0 Taiwan 3.2 Singapore 1.7 Canada 1.2 Netherlands 1.0 United Kingdom 0.7 Finland 0.4 Thailand 0.3 Estonia 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.2 Singapore - 1.7 Canada - 1.2 Netherlands - 1.0 United Kingdom - 0.7 Finland - 0.4 Thailand - 0.3 Estonia - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 7.3 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.9 Alphabet Inc Class C 4.5 Alphabet Inc Class A 4.1 Apple Inc 3.6 AppLovin Corp Class A 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 Eli Lilly & Co 2.9 54.1
Fidelity Advisor Equity Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class Z
Trading Symbol	FZAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 13,584,133,392
Holdings Count | shares	159
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.1 Communication Services 11.5 Industrials 10.5 Consumer Discretionary 10.2 Health Care 7.3 Financials 4.9 Materials 4.8 Consumer Staples 1.1 Energy 0.7 Utilities 0.3 Real Estate 0.3 Common Stocks 98.2 Preferred Stocks 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.9 Taiwan 3.7 Canada 1.2 Korea (South) 1.2 Belgium 0.9 Chile 0.7 Netherlands 0.6 Brazil 0.5 Australia 0.5 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 3.7 Canada - 1.2 Korea (South) - 1.2 Belgium - 0.9 Chile - 0.7 Netherlands - 0.6 Brazil - 0.5 Australia - 0.5 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Microsoft Corp 7.2 Alphabet Inc Class A 7.1 Apple Inc 5.7 Amazon.com Inc 5.1 Broadcom Inc 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Meta Platforms Inc Class A 3.0 Eli Lilly & Co 2.9 Mastercard Inc Class A 2.5 54.9
Fidelity Advisor Equity Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class M
Trading Symbol	FAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.15%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Net Assets	$ 13,584,133,392
Holdings Count | shares	159
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.1 Communication Services 11.5 Industrials 10.5 Consumer Discretionary 10.2 Health Care 7.3 Financials 4.9 Materials 4.8 Consumer Staples 1.1 Energy 0.7 Utilities 0.3 Real Estate 0.3 Common Stocks 98.2 Preferred Stocks 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.9 Taiwan 3.7 Canada 1.2 Korea (South) 1.2 Belgium 0.9 Chile 0.7 Netherlands 0.6 Brazil 0.5 Australia 0.5 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 3.7 Canada - 1.2 Korea (South) - 1.2 Belgium - 0.9 Chile - 0.7 Netherlands - 0.6 Brazil - 0.5 Australia - 0.5 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Microsoft Corp 7.2 Alphabet Inc Class A 7.1 Apple Inc 5.7 Amazon.com Inc 5.1 Broadcom Inc 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Meta Platforms Inc Class A 3.0 Eli Lilly & Co 2.9 Mastercard Inc Class A 2.5 54.9
Fidelity Advisor Equity Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class I
Trading Symbol	EQPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 13,584,133,392
Holdings Count | shares	159
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.1 Communication Services 11.5 Industrials 10.5 Consumer Discretionary 10.2 Health Care 7.3 Financials 4.9 Materials 4.8 Consumer Staples 1.1 Energy 0.7 Utilities 0.3 Real Estate 0.3 Common Stocks 98.2 Preferred Stocks 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.9 Taiwan 3.7 Canada 1.2 Korea (South) 1.2 Belgium 0.9 Chile 0.7 Netherlands 0.6 Brazil 0.5 Australia 0.5 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 3.7 Canada - 1.2 Korea (South) - 1.2 Belgium - 0.9 Chile - 0.7 Netherlands - 0.6 Brazil - 0.5 Australia - 0.5 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Microsoft Corp 7.2 Alphabet Inc Class A 7.1 Apple Inc 5.7 Amazon.com Inc 5.1 Broadcom Inc 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Meta Platforms Inc Class A 3.0 Eli Lilly & Co 2.9 Mastercard Inc Class A 2.5 54.9
Fidelity Advisor Equity Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class C
Trading Symbol	EPGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.65%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%
Net Assets	$ 13,584,133,392
Holdings Count | shares	159
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.1 Communication Services 11.5 Industrials 10.5 Consumer Discretionary 10.2 Health Care 7.3 Financials 4.9 Materials 4.8 Consumer Staples 1.1 Energy 0.7 Utilities 0.3 Real Estate 0.3 Common Stocks 98.2 Preferred Stocks 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.9 Taiwan 3.7 Canada 1.2 Korea (South) 1.2 Belgium 0.9 Chile 0.7 Netherlands 0.6 Brazil 0.5 Australia 0.5 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 3.7 Canada - 1.2 Korea (South) - 1.2 Belgium - 0.9 Chile - 0.7 Netherlands - 0.6 Brazil - 0.5 Australia - 0.5 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Microsoft Corp 7.2 Alphabet Inc Class A 7.1 Apple Inc 5.7 Amazon.com Inc 5.1 Broadcom Inc 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Meta Platforms Inc Class A 3.0 Eli Lilly & Co 2.9 Mastercard Inc Class A 2.5 54.9
Fidelity Advisor Equity Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class A
Trading Symbol	EPGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 13,584,133,392
Holdings Count | shares	159
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$13,584,133,392
Number of Holdings	159
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.1 Communication Services 11.5 Industrials 10.5 Consumer Discretionary 10.2 Health Care 7.3 Financials 4.9 Materials 4.8 Consumer Staples 1.1 Energy 0.7 Utilities 0.3 Real Estate 0.3 Common Stocks 98.2 Preferred Stocks 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.9 Taiwan 3.7 Canada 1.2 Korea (South) 1.2 Belgium 0.9 Chile 0.7 Netherlands 0.6 Brazil 0.5 Australia 0.5 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 3.7 Canada - 1.2 Korea (South) - 1.2 Belgium - 0.9 Chile - 0.7 Netherlands - 0.6 Brazil - 0.5 Australia - 0.5 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Microsoft Corp 7.2 Alphabet Inc Class A 7.1 Apple Inc 5.7 Amazon.com Inc 5.1 Broadcom Inc 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Meta Platforms Inc Class A 3.0 Eli Lilly & Co 2.9 Mastercard Inc Class A 2.5 54.9